SHARE-BASED COMPENSATION - RSUs to Employees (Details) - RSUs - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
SHARE-BASED COMPENSATION
Shares granted to employees	167,968	206,067	444,167
Weighted average grant date fair value	$ 16.87
Number of unvested awards outstanding	999,411	1,660,182
Total compensation cost at the date of grant	$ 2,800	$ 7,785	$ 12,909	$ 12,909
Total unrecognized share-based compensation costs	$ 15,763
Weighted-average period of recognition of compensation expense	1 year 1 month 6 days
Number of Shares
Unvested at the beginning of the period (in shares)	1,660,182
Granted (in shares)	167,968	206,067	444,167
Vested (in shares)	(795,893)
Forfeited (in shares)	(32,846)
Unvested at the end of the period (in shares)	999,411	1,660,182
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 27.21
Granted (in dollars per share)	16.87
Vested (in dollars per share)	26.2
Forfeited (in dollars per share)	30.42
Unvested at the end of the period (in dollars per share)	$ 26.29	$ 27.21
Total fair value of shares vested	$ 13,934	$ 57,298	$ 13,276
Employees
SHARE-BASED COMPENSATION
Shares granted to employees				2,301,000
Weighted average grant date fair value				$ 25.57
Number of unvested awards outstanding	594,250
Number of Shares
Granted (in shares)				2,301,000
Unvested at the end of the period (in shares)	594,250
Weighted Average Grant-Date Fair Value
Granted (in dollars per share)				$ 25.57
Tranche one | Employees
SHARE-BASED COMPENSATION
Vesting percentage				50.00%
Tranche two | Employees
SHARE-BASED COMPENSATION
Vesting percentage				25.00%
Tranche three | Employees
SHARE-BASED COMPENSATION
Vesting percentage				25.00%
Minimum
SHARE-BASED COMPENSATION
Vesting period (in years)	1 year
Maximum
SHARE-BASED COMPENSATION
Vesting period (in years)	4 years